Share capital, share premium and own shares	12 Months Ended
Dec. 31, 2021
Share capital, share premium and own shares
Share capital, share premium and own shares

C8    Share capital, share premium and own shares

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

	2021			2020
Issued shares of 5p each fully paid	Number of ordinary	Share	Share	Number of ordinary	Share	Share
	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 Jan	2,609,489,702	173	2,637	2,601,159,949	172	2,625
Shares issued under share-based schemes	6,142,213	—	8	8,329,753	1	12
Shares issued under Hong Kong public offer and international placing in 2021 (see below)	130,780,350	9	2,365	—	—	—
Balance at 31 Dec	2,746,412,265	182	5,010	2,609,489,702	173	2,637

Options outstanding under save as you earn schemes to subscribe for shares at each year end shown below are as follows:

	Number of
	shares to	Share price range
	subscribe for	from		to		Exercisable by year
31 Dec 2021	2,022,535	964	p	1,455	p	2027
31 Dec 2020	2,320,320	964	p	1,455	p	2026

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares (‘own shares’) in relation to its employee share schemes. The cost of own shares of $267 million at 31 December 2021 (31 December 2020: $243 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 31 December 2021, 11.7 million (31 December 2020: 11.2 million) Prudential plc shares with a market value of $201 million (31 December 2020: $205 million) were held in such trusts, all of which are for employee incentive plans. The maximum number of shares held during the year was 15.1 million which was in March 2021.

Within the trusts, shares are notionally allocated by business unit reflecting the employees to which the awards were made.

The Company purchased the following number of shares in respect of employee incentive plans:

	2021				2020
	Number	Share price			Number	Share price
	of shares	Low	High	Cost	of shares	Low	High	Cost
		£	£	$		£	£	$
January	74,817	14.12	14.48	1,443,158	62,395	14.42	14.68	1,195,275
February	69,865	12.42	12.96	1,251,067	62,680	14.57	14.60	1,183,717
March	55,545	14.91	15.49	1,189,784	79,057	11.18	11.40	1,110,374
April	2,438,884	15.45	15.55	52,512,098	5,363,563	10.21	10.48	68,010,967
May	52,989	15.82	15.96	1,183,836	81,377	11.16	11.30	1,117,783
June	121,472	14.62	14.89	2,508,974	167,724	11.86	12.67	2,540,749
July	60,473	13.62	13.78	1,145,078	87,239	12.30	12.51	1,365,109
August	57,004	14.20	14.37	1,128,450	72,287	12.21	12.33	1,167,008
September	312,226	14.89	15.24	7,961,098	75,368	11.61	11.68	1,138,447
October	436,771	14.48	14.99	8,410,274	116,802	11.49	11.71	1,764,694
November	53,867	14.77	14.83	1,072,374	74,178	10.62	12.76	1,233,127
December	76,926	13.20	13.24	1,355,942	70,814	12.78	12.83	1,217,842
Total	3,810,839			81,162,133	6,313,484			83,045,092

The cost in USD shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate for the month in which those shares were purchased.

The share transactions in respect of employee incentive plans as shown in the table above were made on an exchange other than the Stock Exchange of Hong Kong. In the future, the Company intends to make share purchases on the Stock Exchange of Hong Kong for the purpose of the employee incentive plans.

On 4 October 2021, Prudential completed the issuance of 130.8 million new ordinary shares on the Hong Kong Stock Exchange through a concurrent public offer to Hong Kong retail investors (including eligible employees and agents of Prudential) and international placing to global investors (together, the ‘Share Offer’). Approximately 6.5 million shares were allocated to the public offer and approximately 124.2 million shares were allocated to the international placing. The final offer price was set at HK$143.80 per share and the net proceeds from the Share Offer, after deduction of the underwriting fees and other estimated expenses payable in connection with the Share Offer of US$41 million, was approximately HK$18.5 billion or US$2.4 billion (equating to US $18.34 per share). On 25 September 2021, the day the final offer price was announced, the latest available market price of the issued shares was HK$147.70 per share. The final offer price of HK$143.80 per share, equivalent to £13.51, represented a 2.9 per cent discount to the last London closing price of £13.92 on 24 September 2021. This discount does not take into account the US$41 million of underwriting fees and estimated expenses payable in connection with the Share Offer.

The new shares have also been listed on the Singapore Stock Exchange and the London Stock Exchange. In the three-year period preceding the Share Offer, the percentage increase in issued share capital due to non pre-emptive issuances (excluding employee and agency share schemes) for cash was 5 per cent. The majority of the net proceeds (approximately HK$17.5 billion or US$2.3 billion) from the Share Offer have been utilised to redeem four existing high coupon debt in December 2021 and January 2022 as shown in note C5.1, with the remaining net proceeds expected to contribute to Prudential's central stock of liquidity, in order to further increase Prudential's financial flexibility. The above use of proceeds is consistent with the intended use of proceeds previously disclosed in Prudential's prospectus for this Share Offer.